Annual Total Returns [BarChart] - BlackRock High Yield Portfolio - BlackRock High Yield Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.04%
Annual Return 2012	16.17%
Annual Return 2013	10.28%
Annual Return 2014	1.88%
Annual Return 2015	(4.65%)
Annual Return 2016	14.43%
Annual Return 2017	7.95%
Annual Return 2018	(2.31%)
Annual Return 2019	15.04%
Annual Return 2020	7.80%